Inventory (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Inventory
Finished goods	$ 158	$ 208
Work in process and raw materials	1,394	1,442
Total inventory	$ 1,552	$ 1,649